SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Amounts reclassified from accumulated other comprehensive loss
Cost of products sold									$ (4,679.1)	$ (4,502.3)	$ (4,335.3)
Interest Expense									63.3	59.0	72.9
Income from continuing operations before taxes									364.4	363.1	237.6
Provision for income taxes									113.3	118.8	80.0
Income from continuing operations	70.1	65.0	44.4	71.6	44.7	62.0	70.8	66.8	251.1	244.3	157.6
Reclassifications to net income, net of tax									17.8	20.0
Income tax expense (benefit) allocated to other comprehensive (loss) income:
Foreign currency translation											0.9
Pension and other postretirement benefits:
Net actuarial (loss) gain									(56.6)	26.4	(38.3)
Prior service credit (cost)									1.1	(7.5)
Reclassifications to net income:
Amortization of net actuarial loss									7.5	9.4	6.9
Amortization of prior service credit									(0.7)	(1.3)	(1.5)
Amortization of transition asset									0		(0.1)
Net curtailment of pension and post-retirement benefit obligations									0.1	(4.8)
Settlement of pension obligations									0.3	0.6	0.2
Net gain amount on curtailments and settlement	(1.0)		(0.6)			1.6			(1.6)	1.6
Derivative financial instruments:
Losses (gains) recognized on cash flow hedges									0.1	0.2	(0.7)
Reclassifications to net income									0.3	0.1	3.7
Income tax (benefit) expense related to items of other comprehensive (loss) income									(47.9)	23.1	(28.9)
(Loss) from discontinued operations, net of tax | OCP and DES businesses
Reclassifications to net income:
Net gain amount on curtailments and settlement										2.7
Amounts Reclassified from Accumulated other comprehensive loss.
Amounts reclassified from accumulated other comprehensive loss
Income from continuing operations									(17.8)	(16.2)
Amounts Reclassified from Accumulated other comprehensive loss. | (Loss) from discontinued operations, net of tax | U.S.. | OCP and DES businesses
Reclassifications to net income:
Net gain amount on curtailments and settlement										6.4
Amounts Reclassified from Accumulated other comprehensive loss. | Pension and Other Postretirement Benefits
Amounts reclassified from accumulated other comprehensive loss
Amortization of defined benefit pension									(24.1)	(23.5)
Provision for income taxes									7.2	7.8
Income from continuing operations									(16.9)	(15.7)
Cash Flow Hedges
Amounts reclassified from accumulated other comprehensive loss
Reclassifications to net income, net of tax									0.9	0.2
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss.
Amounts reclassified from accumulated other comprehensive loss
Income from continuing operations before taxes									(1.2)	(0.7)
Provision for income taxes									0.3	0.2
Income from continuing operations									(0.9)	(0.5)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss. | Foreign exchange contracts
Amounts reclassified from accumulated other comprehensive loss
Cost of products sold									(1.2)	0.6
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss. | Commodity contracts
Amounts reclassified from accumulated other comprehensive loss
Cost of products sold									0.1	(1.2)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss. | Interest Rate Contracts
Amounts reclassified from accumulated other comprehensive loss
Interest Expense									(0.1)	(0.1)	(4.4)
Pension and Other Postretirement Benefits
Amounts reclassified from accumulated other comprehensive loss
Reclassifications to net income, net of tax									16.9	9.0
Foreign Currency Translation
Amounts reclassified from accumulated other comprehensive loss
Reclassifications to net income, net of tax										10.8
Foreign Currency Translation | Amounts Reclassified from Accumulated other comprehensive loss. | (Loss) from discontinued operations, net of tax | OCP and DES businesses
Amounts reclassified from accumulated other comprehensive loss
Reclassifications to net income, net of tax										$ 10.8